CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - Related Party - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Research and development from related party	$ 1,796	$ 69
General and administrative from related party	2,972	48
Financial expenses (income), net from related party	$ (1,249)	$ 83